Business combination (Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2017	Sep. 30, 2017	Dec. 31, 2018
Business Combination, Consideration Transferred	¥ 300,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	169,200
Payments to Acquire Businesses, Gross	¥ 300,000
Jiedian [Member]
Business Combination, Consideration Transferred		¥ 92,610
Adjustments To Additional Paid In Capital, Acquisition of Redeemable Noncontrolling Interests			¥ 10,718
Business Acquisition, Percentage of Voting Interests Acquired			82.07%